1919 Financial Services Fund
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security	Shares	Value
Common Stocks ― 97.6%
Capital Markets ― 4.2%
Ameriprise Financial Inc.	18,425	$4,282,891
CME Group Inc.	21,000	4,288,830
Total Capital Markets		8,571,721

Commercial Banks ― 56.6%
Altabancorp	97,000	4,077,880
Bank of America Corp.	271,000	10,484,990
Banner Corp.	80,142	4,273,973
BOK Financial Corp.	8,314	742,606
Bryn Mawr Bank Corp.	60,000	2,730,600
Coastal Financial Corp/WA*	75,000	1,966,500
Columbia Banking System Inc.	68,805	2,964,808
Comerica Inc.	12,000	860,880
Farmers & Merchants Bank of Long Beach	200	1,546,000
Fifth Third Bancorp	94,400	3,535,280
First Financial Bancorp	57,000	1,368,000
First Foundation Inc.	123,000	2,885,580
First Republic Bank/CA	13,000	2,167,750
First Western Financial Inc.*	77,000	1,925,770
HBT Financial Inc.	60,000	1,027,200
Heritage Financial Corp.	128,000	3,614,720
JPMorgan Chase & Co.	69,310	10,551,061
Level One Bancorp Inc.	37,000	953,860
Pacific Premier Bancorp Inc.	91,263	3,964,465
PNC Financial Services Group Inc.	18,000	3,157,380
QCR Holdings Inc.	100,300	4,736,166
Silvergate Capital Corp.*	31,000	4,407,270
SmartFinancial Inc.	61,000	1,320,650
South State Corp.	47,309	3,714,230
Sterling Bancorp	180,200	4,148,204
Stock Yards Bancorp Inc.	60,000	3,063,600
SVB Financial Group*	15,800	7,799,828
TCF Financial Corp.	28,648	1,330,986
Truist Financial Corp.	86,905	5,068,300
U.S. Bancorp	94,000	5,199,140
Univest Corp. of Pennsylvania	55,126	1,576,052
Webster Financial Corp.	52,895	2,915,043
Western Alliance Bancorp	66,000	6,233,040
Total Commercial Banks		116,311,812

1919 Financial Services Fund
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)(Continued)

Security	Shares	Value
Diversified Financial Services ― 8.0%
Alerus Financial Corp.	65,000	$1,935,700
Charles Schwab Corp.	116,000	7,560,880
Intercontinental Exchange Inc.	32,000	3,573,760
Voya Financial Inc.	55,000	3,500,200
Total Diversified Financial Services		16,570,540

Insurance ― 10.6%
American Financial Group Inc.	22,650	2,584,365
Brown & Brown Inc.	64,000	2,925,440
Chubb Limited	45,500	7,187,635
Hanover Insurance Group Inc.	30,000	3,883,800
Marsh & McLennan Cos Inc.	29,500	3,593,100
RenaissanceRe Holdings Ltd	10,000	1,602,500
Total Insurance		21,776,840

IT Services ― 11.8%
Black Knight Inc.*	27,000	1,997,730
Fidelity National Information Services Inc.	24,787	3,485,300
Fiserv Inc.*	34,680	4,128,307
Global Payments Inc.	24,199	4,878,035
I3 Verticals Inc., Class A Shares*	67,480	2,100,315
Visa Inc., Class A Shares	36,000	7,622,280
Total IT Services		24,211,967

Professional Services ― 0.5%
Verisk Analytics Inc.	5,500	971,795
Total Professional Services		971,795

Real Estate Investment Trusts (REITs) ― 1.8%
Crown Castle International Corp.	8,000	1,377,040
Prologis Inc.	21,500	2,279,000
Total Real Estate Investment Trusts (REITs)		3,656,040

Thrifts & Mortgage Finance ― 4.1%
Bridgewater Bancshares Inc.*	143,000	2,309,450
FS Bancorp Inc.	17,000	1,142,400
Riverview Bancorp Inc.	90,000	623,700
Territorial Bancorp Inc.	53,000	1,402,380
WSFS Financial Corp.	62,803	3,126,962
Total Thrifts & Mortgage Finance		8,604,892

Total Common Stocks (Cost ― $101,473,559)		200,675,607

1919 Financial Services Fund
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)(Continued)

Security	Shares	Value
Short-Term Investment ― 2.6%
Fidelity Investments Money Market - Government Portfolio - Class I - 0.01% (a)	5,360,716	$5,360,716
Total Short-Term Investment (Cost ― $5,360,716)		5,360,716

Total Investments ― 100.2% (Cost ― $106,834,275)		206,036,323
Liabilities in Excess of Other Assets ― (0.2)%		(511,001)
Total Net Assets ― 100.0%		$205,525,322

Notes:
*	Non-income producing security
(a)	The rate reported is the annualized seven-day yield at period end.

1919 Financial Services Fund
Schedule of Investments (Continued)
March 31, 2021 (Unaudited)

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser" or “1919”) under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:

Level1 -	quoted prices in active markets for identical investments

Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

1919 FINANCIAL SERVICES FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$200,675,607	$-	$-	$200,675,607
Total long-term investments	200,675,607	-	-	200,675,607
Short-term investments	5,360,716	-	-	5,360,716
Total investments	$206,036,323	$-	$-	$206,036,323

* See Schedule of Investments for additional detailed categorizations.